Investment Strategy - American Beacon The London Company Income Equity ETF - American Beacon The London Company Income Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing equity and equity-related investments. The Fund’s investments in equity and equity-related investments include U.S. common stocks, American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges, preferred stocks, convertible preferred stocks, and real estate investment trusts (“REITs”). An income-producing investment is one that has issued dividend income to investors within the past year.
The Fund’s investment sub-advisor, The London Company of Virginia, LLC (“The London Company”), emphasizes investments in profitable, financially stable, core companies that focus on generating high dividend income, are run by shareholder-oriented management with strong corporate governance practices and trade at reasonable valuations relative to their peers and market, which may include investments in growth companies. The London Company also seeks companies with high return on capital, consistent free cash flow generation, predictability and stability. The London Company employs an investment process with bottom-up, fundamental analysis and follows a sell discipline that considers criteria including: significant insider selling, excessive valuation, deterioration in a company’s fundamentals, poor capital allocation by company management, or when a more attractive opportunity is identified. Additionally, The London Company will assess any investment that experiences significant negative performance to determine whether to sell the investment.
The Fund may invest in large- and mid-capitalization companies and will typically hold 30 to 40 issuers. The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also earns a management fee.